SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Jul. 11, 2022	Feb. 07, 2022	Dec. 31, 2024	Dec. 18, 2024	Dec. 31, 2023	Dec. 22, 2023
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized					2,000,000		2,000,000
Preferred stock par or stated value per share					$ 0.0001		$ 0.0001
Preferred stock, shares issued					0		0
Preferred stock, shares outstanding					0		0
Common stock, shares authorized					200,000,000		200,000,000
Common stock par or stated value per share					$ 0.0001		$ 0.0001
Common stock, voting rights					one vote for each share
Number of shares issued, price per share						$ 11.41		$ 10.71
Common stock, shares issued					2,280,500		2,280,500
Common stock, shares outstanding					2,280,500		2,280,500
Temproary equity, redemption shares					1,574,356		4,725,829
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	40,500
Aggregate purchase price	$ 405,000
Number of shares issued, price per share	$ 10.00
Proceeds from issuance of private placement	$ 405,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		390,000
Sale of stock, price per share		$ 10.00
Proceeds from issuance of private placement		$ 3,900,000
Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued				1,725,000
Deferred offering costs				$ 25,000
Founder Shares [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of common stock issued and outstanding				20.00%
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Shares subject to forfeiture to underwriters				225,000
EBC Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued			125,000
Aggregate purchase price			$ 1,750
Number of shares issued, price per share			$ 0.014
Estimated fair value			$ 1,812
EBC Founder Shares [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	2,596
EBC Founder Shares [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		25,000
Sponsor [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued	37,904
Sponsor [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		365,000